Available-for-sale securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities
Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Insurance Services, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These investments are primarily included in Other assets in Statement 3.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 3).  Realized gains and losses on sales of investments are generally determined using the specific identification method for debt and equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

	December 31, 2014			December 31, 2013			December 31, 2012
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$10	$—	$10
Other U.S. and non-U.S. government bonds	94	—	94	119	1	120	144	2	146

Corporate bonds
Corporate bonds	677	16	693	612	21	633	626	38	664
Asset-backed securities	103	2	105	72	—	72	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	292	2	294	322	(1)	321	291	8	299
Residential	15	—	15	18	—	18	26	(1)	25
Commercial	63	4	67	87	6	93	117	10	127

Equity securities
Large capitalization value	150	83	233	173	81	254	147	38	185
Smaller company growth	17	26	43	25	24	49	22	12	34
Total	$1,421	$133	$1,554	$1,438	$132	$1,570	$1,479	$107	$1,586

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2014
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$195	$1	$32	$—	$227	$1

Mortgage-backed debt securities
U.S. governmental agency	34	—	140	3	174	3

Equity securities
Large capitalization value	15	2	1	—	16	2
Total	$244	$3	$173	$3	$417	$6

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2013
(Millions of dollars)	Less than 12 months [1]		12 months or more [1]		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$159	$2	$1	$—	$160	$2
Asset-backed securities	6	—	20	1	26	1

Mortgage-backed debt securities
U.S. governmental agency	140	4	65	2	205	6
Total	$305	$6	$86	$3	$391	$9

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2012
(Millions of dollars)	Less than 12 months [1]		12 months or more [1]		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds relate to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2014.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities relate to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2014.

Equity Securities.  Insurance Services maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  The unrealized losses on our investments in equity securities relate to inherent risks of individual holdings and/or their respective sectors. U.S. equity valuations were higher on average during the fourth quarter of 2014 on generally favorable economic data.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2014.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2014, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2014
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$72	$73
Due after one year through five years	744	760
Due after five years through ten years	41	42
Due after ten years	27	27
U.S. governmental agency mortgage-backed securities	292	294
Residential mortgage-backed securities	15	15
Commercial mortgage-backed securities	63	67
Total debt securities – available-for-sale	$1,254	$1,278

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2014	2013	2012
Proceeds from the sale of available-for-sale securities	$434	$449	$306
Gross gains from the sale of available-for-sale securities	$38	$22	$6
Gross losses from the sale of available-for-sale securities	$2	$2	$—